Deferred Tax (Tables)	12 Months Ended
Dec. 31, 2021
Deferred Tax Assets And Liabilities [Abstract]
Schedule of Deferred Tax Assets and Liabilities

Deferred tax assets and liabilities consist of the following at December 31 (in thousands):

	Note	Deferred tax assets	Deferred tax liabilities
At January 1, 2020		$5,324	$219,789
Deferred tax released to profit or loss(1)	5	7,682	(39,087)
Foreign exchange		614	(4)
Reclassifications to balance sheet		(64)	-
Deferred tax recognized on acquisitions to balance sheet	5	-	1,765
At December 31, 2020		$13,556	$182,463
Deferred tax released to profit or loss		393	(33,275)
Foreign exchange		(913)	(296)
Reclassifications to balance sheet		298	672
Deferred tax recognized on acquisitions to balance sheet	5	-	6,461
At December 31, 2021		$13,334	$156,025

Deferred tax, net liability at December 31, 2021			$142,691
(1)	Previously reported comparatives for the years ended December 31, 2020 and 2019 have been re-presented for comparability with condensed disclosure for the year ended December 31, 2021

Summary of Trading Losses
	Local currency	2020	2020	2021	2021
		Local ’000	$’000	Local ’000	$’000
UK trading losses	GBP	709,446	739,879	882,753	1,191,629
US Net Operating Losses (“NOL”)	USD	195,565	195,565	276,649	276,649
Brazil trading losses	BRL	72,760	14,107	74,570	13,377
Japan trading losses	JPY	301,340	2,902	525,141	4,560
Hong Kong trading losses	HKD	5,149	664	11,795	1,512
			953,117		1,487,727